ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Feb. 29, 2012
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

12.                              ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following:

	As of	As of
	February 28,	February 29,
	2011	2012

Accrued employee payroll and welfare benefits	$4,815,701	$9,614,318
Other taxes payable	1,770,780	2,362,052
Proceeds from employees’ transferring stocks (1)	—	885,869
Professional service fee payable	684,931	478,890
Enrollment fees collected for sponsors	307,536	281,293
Accrued teaching material costs	—	465,627
Accrued advertising expenses	—	231,600
Payable for acquisition of Wuhan Jianghan School	33,783	35,274
Payable for investment in Holiday School	—	95,337
Others	441,249	833,930

Total	$8,053,980	$15,284,190

(1)         During the year ended February 29, 2012, the Company acts as a custodian for non-vested shares awards granted to employees under the 2010 Share Incentive Plan. Subsequent to the vesting of such awards and at the request of an employee, the Company will sell the related shares and take delivery of the sale proceeds; upon the payment of related withholding taxes, the proceeds are forwarded to the employee, which is generally within a few weeks.